Report Of The Directors Financial Review Risk Report - Maximum exposure to credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	$ 3,277,826	$ 3,136,723
Offset	(302,781)	(223,353)
Net	2,975,045	2,913,370
Total on-balance sheet exposure to credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,343,500	2,208,540
Offset	(302,781)	(223,353)
Net	2,040,719	1,985,187
Total on-balance sheet exposure to credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	115,919	3,411
Offset	0	0
Net	115,919	3,411
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	924,854	1,045,814
Offset	(20,315)	(22,838)
Net	904,539	1,022,976
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – personal
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	412,140	475,234
Offset	(2,575)	(4,461)
Net	409,565	470,773
Total on-balance sheet exposure to credit risk | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	446,032	505,335
Offset	(16,262)	(16,824)
Net	429,770	488,511
Total on-balance sheet exposure to credit risk | Loans and advances to banks at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	104,882	83,136
Offset	0	0
Net	104,882	83,136
Total on-balance sheet exposure to credit risk | Other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,029,618	882,708
Offset	(8,969)	(12,231)
Net	1,020,649	870,477
Total on-balance sheet exposure to credit risk | – cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	327,002	403,018
Offset	0	0
Net	327,002	403,018
Total on-balance sheet exposure to credit risk | Items in the course of collection from other banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	7,297	4,136
Offset	0	0
Net	7,297	4,136
Total on-balance sheet exposure to credit risk | – Hong Kong Government certificates of indebtedness
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	43,787	42,578
Offset	0	0
Net	43,787	42,578
Total on-balance sheet exposure to credit risk | Reverse repurchase agreements – non-trading
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	253,754	241,648
Offset	(8,969)	(12,231)
Net	244,785	229,417
Total on-balance sheet exposure to credit risk | Financial investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	168,747	97,302
Offset	0	0
Net	168,747	97,302
Total on-balance sheet exposure to credit risk | Prepayments, accrued income and other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	113,112	90,615
Offset	0	0
Net	113,112	90,615
Total on-balance sheet exposure to credit risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	284,146	196,882
Offset	(273,497)	(188,284)
Net	10,649	8,598
Total on-balance sheet exposure to credit risk | – non-bank financial institutions | – non-bank financial institutions
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	66,682	65,245
Offset	(1,478)	(1,553)
Net	65,204	63,692
Off-balance sheet risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	934,326	928,183
Offset	0	0
Net	934,326	928,183
Off-balance sheet risk | – financial and other guarantees
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	106,861	113,088
Offset	0	0
Net	106,861	113,088
Off-balance sheet risk | Loans and other credit-related commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	827,465	815,095
Offset	0	0
Net	$ 827,465	$ 815,095